Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment	On September 30, 2024 and December 31, 2023, property and equipment consisted of the following:
	Useful life	September 30, 2024	December 31, 2023
Capitalized internal-use software development costs	3 years	$80,281	$56,971
Less: accumulated amortization		(23,901)	(4,365)
		$56,380	$52,606
On December 31, 2023 and 2022, property and equipment consists of the following:
	Useful life	December 31, 2023	December 31, 2022
Capitalized internal-use software development costs	3 years	$56,971	$-
Less: accumulated amortization		(4,365)	-
		$52,606	$-